Stock Compensation Plans and Other Compensation Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Allocation of Stock-based Compensation Expense by Plan
Stock-based compensation expense and the related tax benefits for the years ended December 31, 2015, 2014 and 2013, are as follows:

	Year Ended December 31
$ in millions	2015	2014	2013
Stock-based compensation expense:
Stock options	$—	$—	$4
Stock awards	99	134	140
Total stock-based compensation expense	99	134	144
Tax benefits from the exercise of stock options	6	29	25
Tax benefits from the issuance of stock awards	97	52	16
Total tax benefits recognized for stock-based compensation	$103	$81	$41

Stock Award Rollforward Activity
Stock award activity for the years ended December 31, 2015, 2014 and 2013, is presented in the table below. Vested awards do not include any adjustments to reflect the final performance measure for issued shares.

	Stock Awards (in thousands)	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (in years)
Outstanding at January 1, 2013	3,478	$61	1.6
Granted	1,577	64
Vested	(1,323)	60
Forfeited	(312)	62
Outstanding at December 31, 2013	3,420	$61	1.5
Granted	763	118
Vested	(1,217)	58
Forfeited	(158)	70
Outstanding at December 31, 2014	2,808	$77	1.1
Granted	539	166
Vested	(1,691)	62
Forfeited	(70)	108
Outstanding at December 31, 2015	1,586	$122	1.2

Nonvested Restricted Stock Shares Activity [Table Text Block]
The following table presents the number of RSRs and RPSRs granted to employees under the company's long-term incentive stock plan and the grant date aggregate fair value of those stock awards for the periods presented:

	Year Ended December 31
in millions	2015	2014	2013
RSRs granted	0.2	0.2	0.5
RPSRs granted	0.4	0.6	1.1
Grant date aggregate fair value	$89	$90	$101

Shares Issued in Settlement of Fully Vested Stock Awards
The following table presents the gross number of shares issued to employees in settlement of fully vested stock awards and the total fair value at issuance and on the grant date for the periods presented:

	Year Ended December 31
in millions	2015	2014	2013
Gross number of shares issued(1)	2.6	2.6	3.4
Fair value at issuance(2)	$434	$305	$226
Grant date fair value(2)	143	80	105

Cash Units and Cash Performance Units Aggregate Payout Amount [Table Text Block]
The following table presents the minimum and maximum aggregate payout amounts related to those cash awards granted for the periods presented:

	Year Ended December 31
$ in millions	2015	2014	2013
Minimum aggregate payout amount	$37	$32	$32
Maximum aggregate payout amount	194	179	173

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]	The following table presents unrecognized compensation expense associated with the company's cash awards:

	December 31
$ in millions	2015	2014	2013
Unrecognized compensation expense	$128	$122	$108